Cover	Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	Cosmos Group Holdings, Inc.
Entity Central Index Key	0001706509
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2021
Entity File Number	000-545793
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1177460
Entity Address Address Line 1	37th Floor
Entity Address Address Line 2	Singapore Land Tower
Entity Address Country	SG
Entity Address Postal Zip Code	048623
City Area Code	65
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	6829 7017
Entity Address City Or Town	50 Raffles Place